Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of depreciation recorded on straight-line basis over the expected useful lives of assets	Depreciation is recorded on a straight-line basis
over the expected useful lives of the assets as follows:

Buildings and constructions
Buildings and constructions	20–33 years
Light buildings and constructions	3–20 years
Machinery and equipment
Production machinery and measuring and test equipment	1–10 years
Other machinery and equipment	3–10 years

Schedule of property, plant and equipment

EURm	Land, buildings and constructions	Machinery, equipment and other	Assets under construction	Total
2025
Acquisition cost at 1 January	946	3 390	126	4 462
Additions	11	205	244	460
Acquisitions through business combinations	24	123	94	241
Reclassifications	47	75	(122)	—
Disposals and retirements	(50)	(148)	(4)	(202)
Translation differences	(88)	(95)	(19)	(202)
Acquisition cost at 31 December	890	3 550	319	4 759
Accumulated depreciation at 1 January	(518)	(2 582)	—	(3 100)
Depreciation	(57)	(326)	—	(383)
Disposals and retirements	42	143	—	185
Translation differences	57	52	—	109
Accumulated depreciation at 31 December	(476)	(2 713)	—	(3 189)
Net book value at 1 January	428	808	126	1 362
Net book value at 31 December	414	837	319	1 570
2024
Acquisition cost at 1 January	1 434	3 547	167	5 148
Additions	22	230	115	367
Reclassifications	50	55	(105)	—
Disposals and retirements	(51)	(199)	(4)	(254)
Assets held for sale	(548)	(306)	(50)	(904)
Translation differences	39	63	3	105
Acquisition cost at 31 December	946	3 390	126	4 462
Accumulated depreciation at 1 January	(569)	(2 628)	—	(3 197)
Depreciation	(80)	(321)	—	(401)
Impairment	(55)	—	—	(55)
Disposals and retirements	40	190	—	230
Assets held for sale	171	223	—	394
Translation differences	(25)	(46)	—	(71)
Accumulated depreciation at 31 December	(518)	(2 582)	—	(3 100)
Net book value at 1 January	865	919	167	1 951
Net book value at 31 December	428	808	126	1 362